UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Blue Creek Investment Partners, LLC.
Address: 100 Church Street
         Suite 500
         Huntsville, AL 35801

13F File Number:  28-12097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Alan L. Bagwell
Title:     Principal
Phone:     205-704-0505

Signature, Place, and Date of Signing:

     /s/ Alan L. Bagwell     Huntsville, AL     April 11, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     33

Form13F Information Table Value Total:     $118,441 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETNA INC NEW COM              COM              00817Y108     3900    89055 SH       Sole                    75055             14000
AMDOCS LTD ORD                 COM              G02602103     3139    86047 SH       Sole                    72057             13990
AMERICAN INTL GROUP COM        COM              026874107     3390    50437 SH       Sole                    42137              8300
AMERN EAGLE OUTFIT NEW COM     COM              02553E106     4325   144205 SH       Sole                   122206             21999
AMGEN INC COM                  COM              031162100     2566    45914 SH       Sole                    38056              7858
AMPHENOL CORP                  COM              032095101     3615    55980 SH       Sole                    46980              9000
APPLE COMPUTER INC COM         COM              037833100     7197    77465 SH       Sole                    70313              7152
BANCORPSOUTH INC COM           COM              059692103      439    17937 SH       Sole                    17937
BED BATH & BEYOND INC COM      COM              075896100     3406    84795 SH       Sole                    70179             14616
CELGENE CORP                   COM              151020104     3575    68144 SH       Sole                    57144             11000
CERADYNE INC COM               COM              156710105     3766    68799 SH       Sole                    57599             11200
COACH INC COM                  COM              189754104     4365    87216 SH       Sole                    73716             13500
CORE LABORATORIES N V COM      COM              N22717107     3784    45137 SH       Sole                    38137              7000
DIRECTV GROUP INC COM          COM              25459L106     4719   204552 SH       Sole                   174697             29855
GENENTECH INC                  COM              368710406     3100    37752 SH       Sole                    30852              6900
GOOGLE INC                     COM              38259P508     3736     8155 SH       Sole                     6855              1300
II-VI INC                      COM              902104108     3284    97005 SH       Sole                    76705             20300
INFOSYS TECH LTD SPONSORED ADR COM              456788108     3526    70178 SH       Sole                    56366             13812
KOHLS CORP COM                 COM              500255104     3752    48974 SH       Sole                    40958              8016
LAM RESEARCH CORP COM          COM              512807108     2745    57988 SH       Sole                    43866             14122
LSI CORP COM                   COM              502161102     3348   320711 SH       Sole                   266689             54022
MORGAN STANLEY COM NEW         COM              617446448     3899    49509 SH       Sole                    41183              8326
NOVELLUS SYS INC COM           COM              670008101     2763    86301 SH       Sole                    68117             18184
NVIDIA CORP COM                COM              67066G104     6238   216759 SH       Sole                   194667             22092
ORACLE CORP COM                COM              68389X105     3832   211346 SH       Sole                   178546             32800
ORBITAL SCIENCES CORP COM      COM              685564106      455    24294 SH       Sole                    24294
PENNEY J C INC COM             COM              708160106     5304    64553 SH       Sole                    55328              9225
PRUDENTIAL FINCL INC           COM              744320102     3738    41413 SH       Sole                    34813              6600
QUALITY SYSTEMS INC            COM              747582104     3859    96476 SH       Sole                    81076             15400
SCHWAB CHARLES CP NEW COM      COM              808513105      293    16000 SH       Sole                                      16000
STRYKER CORP COM               COM              863667101     5851    88230 SH       Sole                    74308             13922
TEXAS INSTRS INC COM           COM              882508104     3373   112070 SH       Sole                    95084             16986
WALGREEN CO COM                COM              931422109     3158    68826 SH       Sole                    56536             12290